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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21689

The Piedmont Investment Trust

(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	20910
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

 Ultimus Fund Solutions        225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020

Date of fiscal year end:         March 31, 2014

Date of reporting period:       December 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Shares	COMMON STOCKS — 92.0%	Value

	Consumer Discretionary — 15.1%
	Hotels, Restaurants & Leisure — 4.9%
30,000	Papa John's International, Inc. +	$1,362,000

	Media — 3.5%
14,000	DIRECTV *	967,260

	Specialty Retail — 2.8%
10,000	Tractor Supply Co.	775,800

	Textiles, Apparel & Luxury Goods — 3.9%
14,000	NIKE, Inc. - Class B	1,100,960

	Consumer Staples — 8.6%
	Food & Staples Retailing — 2.1%
10,000	Whole Foods Market, Inc.	578,300

	Food Products — 6.5%
10,000	J.M. Smucker Co. (The)	1,036,200
22,000	Mondelēz International, Inc. - Class A	776,600
		1,812,800
	Energy — 10.3%
	Energy Equipment & Services — 7.3%
6,000	Core Laboratories N.V.	1,145,700
10,000	Schlumberger Ltd.	901,100
		2,046,800
	Oil, Gas & Consumable Fuels — 3.0%
10,000	Canadian Natural Resources Ltd.	338,400
7,000	Royal Dutch Shell plc - Class A - ADR	498,890
		837,290
	Financials — 5.5%
	Commercial Banks — 2.9%
20,000	U.S. Bancorp	808,000

	Real Estate Investment Trusts (REITs) — 2.6%
12,000	W. P. Carey, Inc.	736,200

	Health Care — 13.5%
	Health Care Providers & Services — 6.4%
11,100	Express Scripts Holding Co. *+	779,664
9,000	Henry Schein, Inc. *	1,028,340
		1,808,004
	Life Sciences Tools & Services — 2.9%
8,000	Waters Corp. *	800,000

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 92.0% (Continued)	Value

	Health Care — 13.5% (Continued)
	Pharmaceuticals — 4.2%
7,000	Actavis plc *	$1,176,000

	Industrials — 18.2%
	Commercial Services & Supplies — 5.9%
26,856	Copart, Inc. *	984,272
18,194	US Ecology, Inc.	676,635
		1,660,907
	Construction & Engineering — 4.5%
15,000	Chicago Bridge & Iron Co. N.V.	1,247,100

	Machinery — 5.1%
18,000	Flowserve Corp.	1,418,940

	Trading Companies & Distributors — 2.7%
3,000	MSC Industrial Direct Co., Inc.	242,610
2,000	W.W. Grainger, Inc.	510,840
		753,450
	Information Technology — 10.0%
	IT Services — 4.8%
6,000	Visa, Inc. - Class A +	1,336,080

	Semiconductors & Semiconductor Equipment — 3.2%
20,000	Mircochip Technology, Inc.	895,000

	Software — 2.0%
9,000	Citrix Systems, Inc. *	569,250

	Materials — 10.8%
	Chemicals — 10.8%
12,443	Ecolab, Inc. +	1,297,432
6,000	Monsanto Co.	699,300
11,000	Sigma-Aldrich Corp.	1,034,110
		3,030,842

	Total Common Stocks (Cost $14,853,005)	$25,720,983

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	MONEY MARKET FUNDS — 8.2%	Value

2,279,094	Fidelity Institutional Money Market Portfolio -
	Class I, 0.03% (a) (Cost $2,279,094)	$2,279,094

	Total Investments at Value — 100.2% (Cost $17,132,099)	$28,000,077

	Liabilities in Excess of Other Assets — (0.2%)	(59,405)

	Net Assets — 100.0%	$27,940,672

ADR - American Depositary Receipt

*	Non-income producing security.

+	All or a portion of the security is held as collateral for short sales.

(a)	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2013 (Unaudited)

Shares	COMMON STOCKS — 0.6%	Value

	Consumer Staples — 0.6%
	Food & Staples — 0.6%
4,000	Fresh Market, Inc. (The) (Proceeds $219,578)	$162,000

See accompanying notes to Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

1.   Securities Valuation

The valuation of portfolio securities of The Piedmont Select Equity Fund (the “Fund”) is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Trustees”).  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Piedmont Investment Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  The Fund may be unable to receive the portfolio security’s fair value if the Fund should sell the security.  The Trustees monitor and evaluate the Fund’s use of fair value pricing and periodically review the results of any fair valuation under the Fund’s policies.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2013 by security type:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$25,720,983	$-	$-	$25,720,983
Money Market Funds	2,279,094	-	-	2,279,094
Total	$28,000,077	$-	$-	$28,000,077

Other Financial Instruments:	Level 1	Level 2	Level 3	Total
Common Stocks - Sold Short	$(162,000)	$-	$-	$(162,000)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of December 31, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any derivative instruments for assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2013:

Cost of portfolio investments	$17,132,099

Gross unrealized appreciation	$10,903,035
Gross unrealized depreciation	(35,057)

Net unrealized appreciation	$10,867,978

Net unrealized appreciation on
securities sold short	$57,578

As of December 31, 2013, the tax cost of securities sold short is $219,578.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President and Treasurer

Date	February 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	February 12, 2014

* Print the name and title of each signing officer under his or her signature.